Product warranties (Schedule of Product Liability) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Product warranty accrual, at the beginning of the period	$ 983	$ 605	$ 572
Warranty expenses accrued	611	1,613	1,166
Warranty settlements made	818	1,235	1,133
Product warranty accrual, at the end of period	$ 776	$ 983	$ 605
Minimum
Product Warranty [Line Items]
Product liability, warranty period		1 year
Maximum
Product Warranty [Line Items]
Product liability, warranty period		3 years